Property, plant and equipment	12 Months Ended
Mar. 31, 2025
Disclosure of property, plant and equipments [Abstract]
Property, plant and equipment
5.	Property, plant and equipment

The following table presents the changes in property, plant and equipment during the year ended March 31, 2025

	Gross Carrying Amount				Accumulated Depreciation
Particulars	As of April 1, 2024	Additions	Deletions	As of March 31, 2025	As of April 1, 2024	Depreciation for the year	Deletions	As of March 31, 2025	Carrying amount as of March 31, 2025

Freehold Land	206,867	-	-	206,867	-	-	-	-	206,867
Building	13,931,920	7,320,384	-	21,252,304	5,162972	1,579,335	-	6,742,307	14,509,997
Plant and machinery	24,002,252	6,530,399	77,113	30,455,538	14,318,964	2,322,034	75,593	16,565,405	13,890,133
Computer equipment	2,183,653	300,030	273,243	2,210,440	1,923,935	166,323	193,458	1,896,800	313,640
Office equipment	2,372,058	853,761	41,872	3,183,947	1,469,263	378,527	41,872	1,805,918	1,378,029
Furniture and fittings	172,855	15,198	21,608	166,445	158,559	2,109	21,600	139,068	27,377
Vehicles	12,858	-	-	12,858	9,693	1,030	-	10,723	2,135
Total	42,882,463	15,019,772	413,836	57,488,399	23,043,386	4,449,358	332,523	27,160,221	30,328,178
Add: Construction in progress									8,587,058
Total	42,882,463	15,019,772	413,836	57,488,399	23,043,386	4,449,358	332,523	27,160,221	38,915,236

The following table presents the changes in property, plant and equipment during the year ended March 31, 2024

	Gross carrying amount					Accumulated depreciation
Particulars	As of April 1, 2023	Additions	Deletions	Reclassification*	As of March 31, 2024	As of April 1, 2023	Depreciation for the year	Deletions	Reclassification	As of March 31, 2024	Carrying amount as of March 31, 2024

Freehold Land	206,867	-	-		206,867	-	-	-		-	206,867
Building	6,238,669	3,273,178	27	4,420,100	13,931,920	1,964,842	1,194,556	26	2,003,600	5,162,972	8,768,948
Plant and machinery	21,303,005	2,710,939	11,692		24,002,252	12,393,855	1,934,332	9,223		14,318,964	9,683,288
Computer equipment	2,037,261	163,271	16,879		2,183,653	1,780,677	160,078	16,820		1,923,935	259,718
Office equipment	2,106,995	265,633	570		2,372,058	1,180,336	289,494	567		1,469,263	902,795
Furniture and fittings	4,590,427	2,706	178	(4,420,100)	172,855	2,161,696	617	154	(2,003,600)	158,559	14,296
Vehicles	9,721	3,141	4		12,858	9,697		4		9,693	3,165
Total	36,492,945	6,418,868	29,350	-	42,882,463	19,491,103	3,579,077	26,794	-	23,043,386	19,839,077
Add: Construction in progress											12,371,317
Total	36,492,945	6,418,868	29,350	-	42,882,463	19,491,103	3,579,077	26,794	-	23,043,386	32,210,394

*
The Company incurred costs on Improvements comprising expenses for building interiors, electrical work, etc, which become an integral part of the building. These expenses are incurred to make the civil structure of the building ready for the intended use. These expenses on improvement are capitalized and depreciated over its estimated useful life of 5 years in accordance with the accounting policy consistently applied by the Company. The Company believes that it is more appropriate to disclose such improvements as a part of Buildings rather than as part of Furniture and Fittings. Hence the cost of such Improvements and the accumulated depreciation thereon, as on April 1, 2023 has been transferred as part of Building for a better presentation.

Capital Commitments

As of March 31, 2025 and 2024, the Company had committed to spend approximately
₹ 7,221,572 and ₹ 9,352,551 respectively, under agreements to purchase property, plant and equipment.

Construction in progress

Amounts paid towards acquisition of property, plant and equipment outstanding at each balance sheet date and the cost of property, plant and equipment that are not available for use are disclosed under construction-in-progress.

Security

As of March 31, 2025 property, plant and equipment with a carrying amount of ₹ 24,189,268 (March 31, 2024: ₹ 12,260,778) are subject to a registered charge to secure bank borrowings.

Capitalized borrowing costs

Borrowing costs capitalized during the year amounted to ₹ 515,310 (March 2024: ₹ 514,022)